Quarterly portfolio holdings
John Hancock
International Growth Fund
International equity
June 30, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 96.6%		$6,159,356,846
(Cost $4,210,855,885)
Austria 1.1%		67,809,216
BAWAG Group AG (A)	338,229	67,809,216
Belgium 2.4%		152,618,241
KBC Group NV	587,839	80,287,749
UCB SA	241,609	72,330,492
Brazil 3.1%		200,469,634
Ambev SA	22,356,349	70,547,029
Cia de Saneamento Basico do Estado de Sao Paulo	12,907,475	74,109,905
Telefonica Brasil SA	8,486,654	55,812,700
Canada 1.0%		65,787,696
iA Financial Corp., Inc.	476,451	65,787,696
China 5.2%		332,065,665
NetEase, Inc.	1,935,008	49,694,403
NetEase, Inc., ADR	158,931	20,365,418
Tencent Holdings, Ltd.	2,673,434	147,526,884
Weichai Power Company, Ltd., H Shares	13,049,025	57,240,586
Zijin Mining Group Company, Ltd., H Shares	16,187,345	57,238,374
Denmark 1.9%		121,033,275
DSV A/S	508,643	121,033,275
Finland 0.1%		8,887,610
Metso OYJ	511,107	8,887,610
France 6.3%		402,409,022
Accor SA	1,235,763	71,680,075
Rexel SA	1,725,286	75,585,383
Safran SA	339,454	133,771,803
SPIE SA	1,116,726	64,291,870
Technip Energies NV	1,510,001	57,079,891
Germany 2.0%		128,553,934
Infineon Technologies AG	1,143,117	107,683,413
RENK Group AG (B)	432,358	20,870,521
Hong Kong 3.3%		207,791,480
AIA Group, Ltd.	9,754,784	89,307,304
Prudential PLC	5,020,012	66,676,018
Sun Hung Kai Properties, Ltd.	3,599,459	51,808,158
Hungary 1.4%		88,469,405
OTP Bank NYRT	598,956	88,469,405
India 1.7%		111,309,900
Bharti Airtel, Ltd.	5,673,007	111,309,900
Israel 0.4%		28,350,834
Bank Leumi Le-Israel BM	1,266,873	28,350,834
Italy 2.5%		157,593,059
FinecoBank SpA	2,886,356	72,574,205
UniCredit SpA	948,676	85,018,854
Japan 16.1%		1,027,233,648
Hitachi, Ltd.	4,659,399	128,953,963
Keyence Corp.	282,400	142,749,517
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Komatsu, Ltd.	1,706,979	$66,653,198
MISUMI Group, Inc.	2,223,100	55,393,067
Mizuho Financial Group, Inc.	2,258,800	108,487,434
Nippon Sanso Holdings Corp.	1,848,200	68,557,125
Pan Pacific International Holdings Corp.	12,239,600	62,036,904
Resona Holdings, Inc.	5,301,200	69,117,207
Shin-Etsu Chemical Company, Ltd.	2,755,223	120,098,690
Shionogi & Company, Ltd.	3,513,442	60,032,470
Tokyo Electron, Ltd.	299,377	145,154,073
Mexico 0.1%		4,652,372
Grupo Financiero Banorte SAB de CV, Series O	439,300	4,652,372
Netherlands 8.3%		526,189,827
Argenx SE (C)	131,014	121,431,689
ASML Holding NV	166,200	329,104,019
NXP Semiconductors NV	269,203	75,654,119
South Korea 10.2%		648,222,312
Doosan Enerbility Company, Ltd. (C)	1,144,548	65,208,876
Hanwha Aerospace Company, Ltd.	111,207	71,971,050
Samsung Electronics Company, Ltd.	308,102	68,366,944
SK Hynix, Inc.	250,867	442,675,442
Spain 1.6%		102,723,225
Industria de Diseno Textil SA	1,629,697	102,723,225
Switzerland 4.8%		308,014,116
Amrize, Ltd. (C)	1,078,350	56,978,513
Glencore PLC (C)	14,556,668	99,253,757
UBS Group AG	3,062,519	151,781,846
Taiwan 13.1%		834,197,927
Accton Technology Corp.	1,462,261	116,633,081
Delta Electronics, Inc.	1,960,100	123,101,639
Taiwan Semiconductor Manufacturing Company, Ltd.	7,535,319	594,463,207
United Kingdom 10.0%		634,974,448
Admiral Group PLC	1,421,411	67,131,573
Anglo American PLC	1,941,383	95,229,822
British American Tobacco PLC	1,450,631	89,769,591
London Stock Exchange Group PLC	663,786	71,765,777
Next PLC	433,475	83,636,083
Rolls-Royce Holdings PLC	8,394,263	160,915,404

Smiths Group PLC	1,958,392	66,526,198
Preferred securities 1.2%		$78,289,603
(Cost $57,919,926)
Brazil 1.2%		78,289,603
Itau Unibanco Holding SA	9,581,660	78,289,603

	Par value^	Value
Short-term investments 1.5%		$95,700,000
(Cost $95,700,000)
Repurchase agreement 1.5%		95,700,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 6-30-26 at 3.650% to be repurchased at $1,400,142 on 7-1-26, collateralized by $1,396,347 Government National Mortgage Association, 2.500% - 6.500% due 9-15-33 to 3-20-65 (valued at $1,428,001)	1,400,000	1,400,000
Societe Generale SA Tri-Party Repurchase Agreement dated 6-30-26 at 3.640% to be repurchased at $94,309,535 on 7-1-26, collateralized by $98,574,200 U.S. Treasury Bonds, 4.625% - 4.750% due 8-15-55 to 11-15-55 (valued at $96,186,095)	94,300,000	94,300,000

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	3

Total investments (Cost $4,364,475,811) 99.3%	$6,333,346,449
Other assets and liabilities, net 0.7%	42,480,291
Total net assets 100.0%	$6,375,826,740

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $27,355,063. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $28,723,237 in the form of U.S. Treasuries was pledged to the fund.
(C)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 6-30-26:
Information technology	33.8%
Financials	18.9%
Industrials	17.1%
Materials	7.8%
Communication services	6.0%
Consumer discretionary	5.0%
Health care	3.9%
Consumer staples	2.5%
Utilities	1.1%
Energy	0.9%
Real estate	0.8%
Short-term investments and other	2.2%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2026, by major security category or type:
	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$67,809,216	—	$67,809,216	—
Belgium	152,618,241	—	152,618,241	—
Brazil	200,469,634	$200,469,634	—	—
Canada	65,787,696	65,787,696	—	—
China	332,065,665	20,365,418	311,700,247	—
Denmark	121,033,275	—	121,033,275	—
Finland	8,887,610	—	8,887,610	—
France	402,409,022	—	402,409,022	—
Germany	128,553,934	—	128,553,934	—
Hong Kong	207,791,480	—	207,791,480	—
Hungary	88,469,405	—	88,469,405	—
India	111,309,900	—	111,309,900	—
Israel	28,350,834	—	28,350,834	—
Italy	157,593,059	—	157,593,059	—
Japan	1,027,233,648	—	1,027,233,648	—
Mexico	4,652,372	4,652,372	—	—
Netherlands	526,189,827	75,654,119	450,535,708	—
South Korea	648,222,312	—	648,222,312	—
Spain	102,723,225	—	102,723,225	—
Switzerland	308,014,116	—	308,014,116	—
|	5

	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Taiwan	$834,197,927	—	$834,197,927	—
United Kingdom	634,974,448	—	634,974,448	—
Preferred securities	78,289,603	$78,289,603	—	—
Short-term investments	95,700,000	—	95,700,000	—
Total investments in securities	$6,333,346,449	$445,218,842	$5,888,127,607	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$48,039,163	$177,626,181	$(225,664,439)	$(2,950)	$2,045	$37,499	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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